UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8558

Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31, 2007

Date of reporting period:	February 28, 2007

Item 1. Reports to Stockholders

Growth Portfolio as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.8%
Security	Shares	Value
Biotechnology — 2.3%
Celgene Corp.(1)	48,000	$2,558,400
Gilead Sciences, Inc.(1)	10,300	737,068
		$3,295,468
Building Products — 0.6%
Owens Corning, Inc.(1)(2)	25,000	$800,250
		$800,250
Capital Markets — 2.9%
E*Trade Financial Corp.(1)	176,500	$4,075,385
Fortress Investment Group LLC, Class A(2)	6,337	191,377
		$4,266,762
Commercial Services & Supplies — 0.5%
Copart, Inc.(1)	23,769	$699,997
		$699,997
Communications Equipment — 4.9%
CommScope, Inc.(1)	83,000	$3,193,010
Research In Motion, Ltd.(1)	22,829	3,209,986
Riverbed Technology, Inc.(1)(2)	24,000	763,920
		$7,166,916
Computer Peripherals — 1.4%
Apple Computer, Inc.(1)	24,500	$2,072,945
		$2,072,945
Construction & Engineering — 4.1%
Foster Wheeler, Ltd.(1)	108,500	$5,997,880
		$5,997,880
Construction Materials — 1.0%
Martin Marietta Materials, Inc.(2)	11,100	$1,391,052
		$1,391,052
Containers & Packaging — 0.5%
Owens-Illinois, Inc.(1)	32,000	$760,320
		$760,320

Security	Shares	Value
Diversified Consumer Services — 2.8%
Apollo Group, Inc., Class A(1)	32,000	$1,513,280
Capella Education Co.(1)	16,186	529,444
DeVry, Inc.	68,000	1,879,520
Laureate Education, Inc.(1)	3,033	181,010
		$4,103,254
Electrical Equipment — 1.3%
General Cable Corp.(1)	17,000	$849,150
Solarworld AG(2)	15,000	1,081,416
		$1,930,566
Energy Equipment & Services — 1.8%
Diamond Offshore Drilling, Inc.(2)	17,000	$1,322,940
Halliburton Co.	43,000	1,327,840
		$2,650,780
Food & Staples Retailing — 1.7%
Shoppers Drug Mart Corp.	30,000	$1,306,384
Susser Holdings Corp.(1)(2)	67,578	1,217,756
		$2,524,140
Food Products — 2.0%
Pilgrim's Pride Corp.	95,000	$2,910,800
		$2,910,800
Health Care Equipment & Supplies — 2.3%
American Medical Systems Holdings, Inc.(1)	41,000	$833,940
Cyberonics, Inc.(1)(2)	70,000	1,433,600
Thoratec Corp.(1)	52,965	1,040,762
		$3,308,302
Health Care Providers & Services — 2.2%
DaVita, Inc.(1)	14,000	$763,700
Henry Schein, Inc.(1)(2)	30,000	1,565,100
Lincare Holdings, Inc.(1)	18,000	702,900
Omnicare, Inc.(2)	5,000	207,700
		$3,239,400

See notes to financial statements

Growth Portfolio as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.3%
Cheesecake Factory, Inc. (The)(1)	39,000	$1,064,310
Pinnacle Entertainment, Inc.(1)	23,000	743,820
Scientific Games Corp., Class A(1)(2)	48,000	1,569,600
		$3,377,730
Internet Software & Services — 5.5%
Ariba, Inc.(1)	146,785	$1,366,568
DealerTrack Holdings, Inc.(1)	27,500	796,125
Equinix, Inc.(1)(2)	22,000	1,818,740
Google, Inc., Class A(1)	8,690	3,905,721
Switch & Data Facilities Co.(1)(2)	3,103	60,446
		$7,947,600
IT Services — 2.6%
MasterCard, Inc., Class A(2)	15,000	$1,607,700
MoneyGram International, Inc.	71,761	2,157,136
		$3,764,836
Machinery — 1.1%
Titan International, Inc.(2)	64,000	$1,564,160
		$1,564,160
Media — 3.2%
Central European Media Enterprises, Ltd.(1)	9,000	$730,530
Comcast Corp., Class A(1)	99,000	2,546,280
Live Nation, Inc.(1)(2)	27,000	624,780
XM Satellite Radio Holdings, Inc., Class A(1)(2)	50,000	718,000
		$4,619,590
Metals & Mining — 6.7%
Aber Diamond Corp.(2)	16,120	$576,451
Gammon Lake Resources, Inc.(1)(2)	265,000	4,558,000
Golden Star Resources, Ltd.(1)(2)	780,763	2,818,554
United States Steel Corp.	9,000	797,580
Western Copper Corp.(1)	95,000	125,581
Zinifex, Ltd.	65,000	856,600
		$9,732,766
Multiline Retail — 3.1%
Big Lots, Inc.(1)	50,000	$1,251,500
Bon-Ton Stores, Inc.(2)	19,000	931,380
Saks, Inc.(2)	123,000	2,376,360
		$4,559,240

Security	Shares	Value
Oil, Gas & Consumable Fuels — 7.4%
ConocoPhillips	20,000	$1,308,400
Hess Corp.	85,600	4,541,080
SXR Uranium One, Inc.(1)(2)	338,852	4,895,443
		$10,744,923
Personal Products — 1.6%
Herbalife, Ltd.(1)	42,898	$1,615,110
Playtex Products, Inc.(1)	50,000	685,500
		$2,300,610
Pharmaceuticals — 3.8%
Flamel Technologies SA ADR(1)(2)	44,000	$1,382,040
Ipsen SA	13,000	592,284
Shire Pharmaceuticals PLC ADR(2)	55,000	3,545,850
		$5,520,174
Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.	37,809	$530,082
		$530,082
Real Estate Management & Development — 0.0%
Move, Inc.(1)	3,941	$23,528
		$23,528
Retail-Specialty and Apparel — 0.8%
Sports Direct International(1)	221,264	$1,235,823
		$1,235,823
Semiconductors & Semiconductor Equipment — 7.1%
Applied Micro Circuits Corp.(1)	215,000	$832,050
Atheros Communications, Inc.(1)(2)	113,000	2,855,510
MEMC Electronic Materials, Inc.(1)	129,000	6,652,530
		$10,340,090
Software — 1.6%
i2 Technologies, Inc.(1)(2)	95,000	$2,261,950
		$2,261,950

See notes to financial statements

Growth Portfolio as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Specialty Retail — 2.2%
Barnes & Noble, Inc.	18,000	$736,920
GameStop Corp., Class A(1)	30,000	1,572,600
OfficeMax, Inc.	17,500	908,250
		$3,217,770
Textiles, Apparel & Luxury Goods — 0.1%
Heelys, Inc.(1)(2)	4,331	$144,569
		$144,569
Tobacco — 4.0%
Loews Corp. - Carolina Group	81,149	$5,845,163
		$5,845,163
Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co., Inc., Class A	7,000	$301,980
		$301,980
Wireless Telecommunication Services — 4.8%
NII Holdings, Inc.(1)(2)	53,000	$3,754,520
Rogers Communications, Inc., Class B	98,000	3,199,700
		$6,954,220
Total Common Stocks (identified cost $100,617,410)		$132,105,637

Description	Shares/Interest (000's omitted)	Value
Short-Term Investments — 26.9%
Eaton Vance Cash Collateral Fund, LLC, 5.238%(3)(4)	39,204	$39,203,923
Total Short-Term Investments (at amortized cost, $39,203,923)		$39,203,923
Total Investments — 117.7% (identified cost $139,821,333)		$171,309,559
Other Assets, Less Liabilities — (17.7)%		$(25,791,431)
Net Assets — 100.0%		$145,518,128

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of these securities were on loan at February 28, 2007.

(3)  Affiliated privately offered investment company investing in high quality, U.S. Dollar denominated money market instruments, and available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of February 28, 2007.

(4)  The amount invested in the Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at February 28, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Growth Portfolio as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	95.3%	$138,742,886
Canada	14.2	20,690,100
Bermuda	4.6	6,728,410
France	1.4	1,974,324
United Kingdom	0.9	1,235,823
Germany	0.7	1,081,416
Australia	0.6	856,600
	117.7%	$171,309,559

See notes to financial statements

Growth Portfolio as of February 28, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2007

Assets
Unaffiliated Investments, at value, including $37,494,518 of securities on loan (identified cost, $100,617,410)	$132,105,636
Affiliated Investments, at value (amortized cost, $39,203,923)	39,203,923
Receivable for investments sold	16,994,412
Dividends and interest receivable	306,350
Total assets	$188,610,321
Liabilities
Collateral for securities loaned	$39,203,923
Payable for investments purchased	2,035,316
Demand note payable	1,500,000
Payable to affiliate for investment advisory fees	76,375
Payable to affiliate for Trustees' fees	5
Due to custodian	46,393
Accrued expenses	230,181
Total liabilities	$43,092,193
Net Assets applicable to investors' interest in Portfolio	$145,518,128
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$114,030,555
Net unrealized appreciation (computed on the basis of identified cost)	31,487,573
Total	$145,518,128

Statement of Operations

For the Six Months Ended
February 28, 2007

Investment Income
Dividends (net of foreign taxes, $2,127)	$1,121,747
Interest	13,898
Interest income allocated from affiliated investments	59,830
Security lending income, net	50,384
Expenses allocated from affiliated investments	(5,640)
Total investment income	$1,240,219
Expenses
Investment adviser fee	$417,213
Trustees' fees and expenses	5,139
Custodian fee	59,719
Legal and accounting services	21,551
Interest expense	2,975
Miscellaneous	3,130
Total expenses	$509,727
Net investment income	$730,492
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$10,637,509
Foreign currency transactions	(2,025)
Net realized gain	$10,635,484
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$12,481,309
Foreign currency	(653)
Net change in unrealized appreciation (depreciation)	$12,480,656
Net realized and unrealized gain	$23,116,140
Net increase in net assets from operations	$23,846,632

See notes to financial statements

Growth Portfolio as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
From operations — Net investment income	$730,492	$190,474
Net realized gain from investment transactions and foreign currency transactions	10,635,484	10,700,093
Net change in unrealized appreciation (depreciation) from investments and foreign currency	12,480,656	(1,338,696)
Net increase in net assets from operations	$23,846,632	$9,551,871
Capital transactions — Contributions	$10,975,302	$12,627,845
Withdrawals	(11,718,786)	(22,648,895)
Net decrease in net assets from capital transactions	$(743,484)	$(10,021,050)
Net increase (decrease) in net assets	$23,103,148	$(469,179)
Net Assets
At beginning of period	$122,414,980	$122,884,159
At end of period	$145,518,128	$122,414,980

See notes to financial statements

Growth Portfolio as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)		2006		2005		2004	2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Net expenses before custodian fee reduction	0.76	%(1)	0.75%		0.75	%(3)	0.74%	0.77%	0.75%
Net expenses after custodian fee reduction	0.76	%(1)	0.75%		0.75	%(3)	0.74%	0.77%	0.75%
Interest expense	0.00	%(1)(2)	0.00	%(2)	0.00	%(2)	0.01%	—	—
Net investment income (loss)	1.09	%(1)	0.15%		0.02	%(3)	(0.09)%	(0.52)%	(0.44)%
Portfolio Turnover	59%		208%		201%		276%	217%	282%
Total Return	19.66%		8.06%		23.55%		(3.47)%	33.37%	(23.66)%
Net assets, end of period (000's omitted)	$145,518		$122,415		$122,884		$113,089	$114,496	$89,799

(1)  Annualized.

(2)  Amounts represent less than 0.01%.

(3)  The investment adviser waived a portion of its investment advisory fee (equal to 0.01% of average daily net assets).

See notes to financial statements

Growth Portfolio as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. A secondary consideration is investment income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2007, the Eaton Vance Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), both are affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income

Growth Portfolio as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to February 28, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

  2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a wholly-owned subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. The advisory fee payable by the Portfolio is reduced by the allocable portion of the advisory fee paid by Cash Management. For the six months ended February 28, 2007, the Fund's allocated portion of the advisory fee paid by Cash Management totaled $5,521. The advisory fee incurred directly by the Portfolio amounted to $422,734. For the six months ended February 28, 2007, the effective annual rate of investment advisory fees paid or accrued on a direct or indirect basis by the Portfolio based on average net assets was 0.622%. Effective May 24, 2004, BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. There was no advisory fee waiver by BMR for the six months ended February 28, 2007. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2007, no significant amounts have been deferred.

  3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $77,317,012 and $88,424,979 respectively, for the six months ended February 28, 2007.

Growth Portfolio as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$139,821,333
Gross unrealized appreciation	$32,322,056
Gross unrealized depreciation	(833,830)
Net unrealized appreciation	$31,488,226

  5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At February 28, 2007, the Portfolio had a balance outstanding pursuant to this line of credit of $1,500,000.

  6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with a securities lending agent, IBT, in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U. S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. Cash Collateral Fund invests in high quality money market instruments. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $841,111 for the six months ended February 28, 2007. At February 28, 2007, the value of the securities loaned and the value of the collateral amounted to $37,494,518 and $39,203,923, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

  7  Overdraft Advance

Pursuant to the custodian agreement between the Portfolio and IBT, IBT may in its discretion advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Portfolio's assets to the extent of any overdraft. At February 28, 2007, the Portfolio had a payment due to IBT pursuant to the foregoing arrangement of $46,393.

  8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Eaton Vance Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

Eaton Vance Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Growth Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes in such personnel. The Board specifically noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for the Fund. The Board noted that action was being taken to improve the performance of the Fund, and concluded that it was appropriate to allow reasonable time to evaluate the effectiveness of this action.

Eaton Vance Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance Growth Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Growth Portfolio

Officers Duncan W. Richardson President Arieh Coll Vice President and Portfolio Manager William J. Austin, Jr. Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Investment Adviser of Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Growth Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

444-4/07  GFSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	April 12, 2007

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 12, 2007